Indebtedness and Derivative Financial Instruments (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2011 property	Aug. 25, 2011	Dec. 31, 2010	Dec. 31, 2009	May 31, 2010 Secured Debt	Dec. 31, 2011 Secured Debt property Y	Dec. 31, 2010 Secured Debt	Dec. 31, 2011 Secured Debt Mortgages property	Jan. 31, 2010 Unsecured Debt Y	Jan. 26, 2010 Unsecured Debt	Dec. 31, 2011 Unsecured Debt Senior unsecured notes Y	Dec. 31, 2010 Unsecured Debt Senior unsecured notes	Dec. 31, 2011 Unsecured Debt Senior unsecured notes Maximum	Dec. 31, 2011 Unsecured Debt Senior unsecured notes Minimum	Jan. 31, 2010 Unsecured Debt Senior unsecured notes tendered January 12, 2010 series	Jan. 31, 2010 Unsecured Debt Senior unsecured notes issue closed January 25, 2010 Y	Jan. 31, 2010 Unsecured Debt Senior unsecured notes 4.20% due 2015	Jan. 25, 2010 Unsecured Debt Senior unsecured notes 4.20% due 2015	Jan. 31, 2010 Unsecured Debt Senior unsecured notes 5.65% due 2020	Jan. 25, 2010 Unsecured Debt Senior unsecured notes 5.65% due 2020	Jan. 31, 2010 Unsecured Debt Senior unsecured notes 6.75% due 2040	Jan. 25, 2010 Unsecured Debt Senior unsecured notes 6.75% due 2040	Aug. 31, 2010 Unsecured Debt Senior unsecured notes tendered August 9, 2010 series Y	Aug. 17, 2010 Unsecured Debt Senior unsecured notes tendered August 9, 2010	Aug. 31, 2010 Unsecured Debt Senior unsecured notes issue closed August 16, 2010	Aug. 16, 2010 Unsecured Debt Senior unsecured notes issue closed August 16, 2010	Nov. 30, 2011 Unsecured Debt Senior unsecured notes 2.8% due 2017	Nov. 10, 2011 Unsecured Debt Senior unsecured notes 2.8% due 2017	Nov. 30, 2011 Unsecured Debt Senior unsecured notes 4.13% due 2021	Nov. 10, 2011 Unsecured Debt Senior unsecured notes 4.13% due 2021	Oct. 31, 2011 Unsecured Debt Credit Facility	Dec. 31, 2011 Unsecured Debt Credit Facility	Oct. 05, 2011 Unsecured Debt Credit Facility BasisPoint	Dec. 31, 2010 Unsecured Debt Credit Facility	Dec. 31, 2011 Unsecured Debt New Unsecured Credit Facility BasisPoint	Dec. 31, 2010 Unsecured Debt New Unsecured Credit Facility	Dec. 31, 2011 Unsecured Debt Letter of Credit
Fixed-Rate Debt:
Fixed-rate mortgages and other indebtedness	$ 16,207,375,000		$ 15,471,545,000			$ 5,566,600,000	$ 5,485,659,000				$ 10,640,775,000	$ 9,985,886,000
Weighted-average interest rate, fixed-rate debt (as a percent)						6.05%					5.76%
Net premiums						54,250,000	31,614,000
Net discount											29,178,000	26,586,000
Weighted average maturity period, fixed-rate debt (in years)						4.7					6.8
Variable-Rate Debt:
Variable-rate mortgages and other indebtedness	2,239,065,000		2,002,215,000			1,286,401,000	1,143,578,000
Weighted average interest rate, variable-rate debt (as a percent)						1.74%
Credit facility, amount outstanding																																952,664,000		858,637,000
Weighted average maturity period, variable-rate debt (in years)						0.8
Total Mortgages and Other Indebtedness	18,446,440,000		17,473,760,000	18,630,302,000		6,800,000,000	6,600,000,000	459,000,000			10,700,000,000
Number of non-recourse mortgage notes under which the Company and subsidiaries are borrowers	89
Number of cross-defaulted and cross-collateralized mortgage pools	10
Total number of properties pledged as collateral for cross defaulted and cross collateralized mortgages	44
Credit facility, maximum borrowing capacity																																3,000,000,000	4,000,000,000
Line of credit facility, expanded maximum borrowing capacity in terms of accordion feature																																			4,000,000,000	4,000,000,000
Reference rate					LIBOR																										LIBOR				LIBOR
Interest added to reference rate (in basis points)																																			10000.00%
Facility fee (in basis points)																																			15
Credit facility, maximum amount outstanding																																862,200,000
Credit facility, weighted average amount outstanding																																580,400,000
Foreign currency denominated credit facilities outstanding																																			287,700,000
Letters of credit outstanding																																					33,300,000
Number of series of notes repaid															10								3
Principal amount of cash tender offer										2,300,000,000														1,330,000,000
Debt instrument weighted average duration (in years)									2.0							14.4							3.5
Debt instrument weighted average interest rate (as a percent)						6.64%			5.76%						4.35%	5.69%							6.06%
Proceeds from senior unsecured notes																2,250,000,000	400,000,000		1,250,000,000		600,000,000				900,000,000
Interest rate on debt (as a percent)													8.25%	5.00%				4.20%		5.65%		6.75%				4.375%		2.80%		4.13%
Charge to earning as a result of tender offer																165,600,000							185,100,000
Number of unencumbered properties on repayment of debt						6
Repayment of mortgage loans						368,200,000
Remaining mortgage loans						1,200,000,000
Credit facility, increased borrowing capacity																																	5,000,000,000
Additional facility fee (in basis points)																																	15
Multi-currency tranche																																	2,000,000,000
Redemption of debt at par											542,500,000
Additional senior unsecured notes, issued																											500,000,000		700,000,000
Mortgage indebtedness assumed		$ 160,100,000
Number of consolidated properties received in distribution	6							4